PRODUCTIVITY, INTEGRATION AND RESTRUCTURING INITIATIVES (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Integration of German Bottling and Distribution Operation [Member]
Restructuring Cost and Reserve [Line Items]
Restructuring and Related Cost, Cost Incurred to Date	$ 1,367
Restructuring Reserve
Costs incurred			$ 240
Productivity and Reinvestment [Member]
Restructuring Cost and Reserve [Line Items]
Restructuring and Related Cost, Cost Incurred to Date	3,566
Restructuring Reserve
Accrued balance as of January 1	206	$ 151	204
Costs incurred	508	650	352
Payments	(503)	(531)	(349)
Noncash and exchange	(121)	(64)	(56)
Accrued balance as of December 31	90	206	151
Productivity and Reinvestment [Member] | Severance pay and benefits
Restructuring Reserve
Accrued balance as of January 1	190	123	144
Costs incurred	164	310	95
Payments	(209)	(181)	(114)
Noncash and exchange	(69)	(62)	(2)
Accrued balance as of December 31	76	190	123
Productivity and Reinvestment [Member] | Outside Services [Member]
Restructuring Reserve
Accrued balance as of January 1	1	6	8
Costs incurred	92	79	27
Payments	(83)	(83)	(30)
Noncash and exchange	0	(1)	1
Accrued balance as of December 31	10	1	6
Productivity and Reinvestment [Member] | Other direct costs [Member]
Restructuring Reserve
Accrued balance as of January 1	15	22	52
Costs incurred	252	261	230
Payments	(211)	(267)	(205)
Noncash and exchange	(52)	(1)	(55)
Accrued balance as of December 31	$ 4	$ 15	$ 22